Related Party Transactions - Schedule of Payment on Behalf of Others (Details) - TWD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Payment on Behalf of Others (Recorded as Other Current Assets) [Member]
Schedule of Payment on Behalf of Others [Line Items]
Payments on behalf of others
SELX [Member]
Schedule of Payment on Behalf of Others [Line Items]
Payments on behalf of others	$ 46,172	$ 46,172	$ 46,172